Earnings Per Common Share	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Common Share [Text Block]

13. Earnings Per Common Share

The following table reconciles weighted average common shares used in the computations of basic and diluted earnings (loss) per share for the three and nine months ended September 30, 2013, and 2012 (thousands, except per-share amounts).

			Nine	Nine
	Three months Three months		months	months
	ended Sept 30,	ended Sept 30,	ended Sept	ended Sept
	2013	2012	30, 2013	30, 2012
Numerator
Net income (loss)	$(600)	$4,379	$(8,774)	$5,872

Loss (gain) on warrant derivative associated with dilutive warrants	-	1	-	(541)

Net income (loss) for diluted earnings per share	$(600)	$4,380	$(8,774)	$5,331
Denominator
Basic weighted average common shares	34,596,387	34,456,213	34,590,684	34,246,257
Dilutive stock options and warrants	-	829,289	-	1,060,437

Diluted weighted average common shares	34,596,387	35,285,502	34,590,684	35,306,694

Basic income (loss) per share	$(0.02)	$0.13	$(0.25)	$0.17

Diluted income (loss) per share	$(0.02)	$0.12	$(0.25)	$0.15

For the three and nine month periods ended September 30, 2012, the (gain) loss on warrant derivative associated with dilutive warrants is an adjustment to net income for diluted earnings per share purposes because the (gain) loss would not have been recognized had the warrants been converted at the beginning of the period.

Options to purchase 3,282,000 shares of our common stock were excluded from the computation of diluted earnings per share for the three and nine month periods ended September 30, 2013. The exercise price of these options and warrants exceeded the average price of our stock during the period and we incurred a loss. Therefore, these options were anti-dilutive.

Options and warrants to purchase 2,008,000 and 1,988,000 shares of common stock were excluded from the computation of diluted earnings per share for the three and nine month periods ended September 30, 2012, respectively. The exercise price of these options and warrants exceeded the average price of our stock during the period and were anti-dilutive.

18. Earnings Per Common Share

The following table reconciles weighted average common shares used in the computations of basic and diluted earnings (loss) per share for the years ended December 31, 2012, 2011 and 2010 (thousands, except per-share amounts). The two class method was used to account for earnings per share through the first quarter of 2011, the period in which the deemed distribution on redeemable shares was recognized.

	2012	2011		2010
Numerator
Net income (loss)	$4,085	$13,496	$	(614)
Deemed distribution on redeemable shares	-	(1,213)		-

Net income (loss) for basic earnings per share	4,085	12,283		(614)
Gain on warrant derivative associated with dilutive warrants	(613)	(1,328)		-
Net income (loss) for diluted earnings per share	$3,472	$10,955	$	(614)
Denominator
Basic weighted average common shares	34,315,008	33,803,368		27,928,475
Dilutive stock options and warrants	1,001,946	1,454,300		-
Diluted weighted average common shares	35,316,954	35,257,668		27,928,475

Basic income (loss) per share	$0.12	$0.36	$	(0.02)

Diluted income (loss) per share	$0.10	$0.31	$	(0.02)

For the years ended December 31, 2012 and 2011, the gain on warrant derivative associated with dilutive warrants is an adjustment to net income for diluted earnings per share purposes because the gain would not have been recognized had the warrants been converted at the beginning of the period.

Options to purchase 1,930,500 and 1,001,000 shares of the Company’s common stock were excluded from the computation of diluted earnings per share for the year ended December 31,

2012 and 2011, respectively. The exercise price of these options exceeded the average price of the Company’s stock during these periods and the options were anti-dilutive.

For the year ended December 31, 2010, options and warrants to purchase 3,177,386 shares of the Company’s common stock were excluded from the computation of diluted earnings per share because they were anti-dilutive.